Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND, INC.
Entity Central Index Key	0001267862
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005433
Shareholder Report [Line Items]
Fund Name	Diversified Mid-Cap Growth Fund
Class Name	Investor Class
Trading Symbol	PRDMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Mid-Cap Growth Fund - Investor Class	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Mid-cap growth stocks rose in 2025. After a challenging start to the year, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related businesses, and Congress passed tax legislation that should stimulate the economy. In addition, the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Exceedingly positive stock selection contributed to performance versus the Russell Midcap Growth Index and our Lipper peer group index. In the information technology sector, electronic manufacturing services company Celestica was a very strong contributor. Stock choices among industrials and business services and health care companies also added value.

  Stock selection and a small overweight in real estate—such as Iron Mountain, a provider of storage and information management services, and real estate data provider CoStar Group—detracted modestly from relative results. Stock choices among consumer discretionary companies and a sector underweight also had a modest negative relative performance impact.

  The fund seeks long-term capital growth by investing in medium-sized companies whose earnings we believe will grow at an above-average rate. We use a disciplined, long-term-oriented approach and fundamental research to find and invest in quality companies while factoring in valuations and risks to our portfolio decisions, and we stay fully invested rather than time the markets. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio among mid-cap growth companies in which we have high conviction while generally keeping the fund’s sector allocations in line with those of the Russell index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Diversified Mid-Cap Growth Fund (Investor Class)	10.37%	7.17%	12.81%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Midcap Growth Index (Strategy Benchmark)	8.66	6.65	12.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,426,322,000
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 22,797,000
InvestmentCompanyPortfolioTurnover	51.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,426,322 Number of Portfolio Holdings280
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Consumer Discretionary	20.9%
Industrials & Business Services	20.0
Information Technology	18.7
Health Care	16.1
Financials	9.0
Communication Services	4.9
Utilities	2.9
Energy	2.8
Consumer Staples	2.2
Other	2.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Howmet Aerospace	3.0%
Royal Caribbean Cruises	2.5
Cencora	2.2
Hilton Worldwide Holdings	2.0
Cloudflare	2.0
IDEXX Laboratories	1.9
Carvana	1.9
Vistra	1.9
Vertiv Holdings	1.9
Alnylam Pharmaceuticals	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless
C000190557
Shareholder Report [Line Items]
Fund Name	Diversified Mid-Cap Growth Fund
Class Name	I Class
Trading Symbol	RPTTX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Mid-Cap Growth Fund - I Class	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Mid-cap growth stocks rose in 2025. After a challenging start to the year, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related businesses, and Congress passed tax legislation that should stimulate the economy. In addition, the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Exceedingly positive stock selection contributed to performance versus the Russell Midcap Growth Index and our Lipper peer group index. In the information technology sector, electronic manufacturing services company Celestica was a very strong contributor. Stock choices among industrials and business services and health care companies also added value.

  Stock selection and a small overweight in real estate—such as Iron Mountain, a provider of storage and information management services, and real estate data provider CoStar Group—detracted modestly from relative results. Stock choices among consumer discretionary companies and a sector underweight also had a modest negative relative performance impact.

  The fund seeks long-term capital growth by investing in medium-sized companies whose earnings we believe will grow at an above-average rate. We use a disciplined, long-term-oriented approach and fundamental research to find and invest in quality companies while factoring in valuations and risks to our portfolio decisions, and we stay fully invested rather than time the markets. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio among mid-cap growth companies in which we have high conviction while generally keeping the fund’s sector allocations in line with those of the Russell index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 5/3/17
Diversified Mid-Cap Growth Fund (I Class)	10.54%	7.36%	12.95%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.17
Russell Midcap Growth Index (Strategy Benchmark)	8.66	6.65	12.57

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	May 03, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,426,322,000
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 22,797,000
InvestmentCompanyPortfolioTurnover	51.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,426,322 Number of Portfolio Holdings280
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Consumer Discretionary	20.9%
Industrials & Business Services	20.0
Information Technology	18.7
Health Care	16.1
Financials	9.0
Communication Services	4.9
Utilities	2.9
Energy	2.8
Consumer Staples	2.2
Other	2.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Howmet Aerospace	3.0%
Royal Caribbean Cruises	2.5
Cencora	2.2
Hilton Worldwide Holdings	2.0
Cloudflare	2.0
IDEXX Laboratories	1.9
Carvana	1.9
Vistra	1.9
Vertiv Holdings	1.9
Alnylam Pharmaceuticals	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless